The Nature of Expenses	12 Months Ended
Dec. 31, 2019
The Nature of Expenses
The Nature of Expenses

Note 29. The Nature of Expenses

(a)	Depreciation of property, plant and equipment

	Year ended December 31,
	2017	2018	2019
	(in thousands)
Recognized in cost of revenues	$5,965	8,600	8,146
Recognized in operating expenses	9,307	9,747	14,040
	$15,272	18,347	22,186

(b)	Amortization of intangible assets

	Year ended December 31,
	2017	2018	2019
	(in thousands)
Recognized in cost of revenues	$2	3	58
Recognized in operating expenses	1,406	1,977	2,155
	$1,408	1,980	2,213

(c)	Employee benefits expense

	Year ended December 31,
	2017	2018	2019
	(in thousands)
Salary	$89,911	91,822	80,617
Labor and health insurance	5,841	6,054	5,668
Pension	5,102	5,474	5,246
Others	3,486	3,576	3,586
	$104,340	106,926	95,117

Employee benefits expense summarized by function
Recognized in cost of revenues	$5,223	6,512	5,597
Recognized in operating expenses	99,117	100,414	89,520
	$104,340	106,926	95,117